Document and Entity Information	Nov. 11, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838108
Document Type	8-K
Document Period End Date	Nov. 11, 2021
Entity Registrant Name	RMG Acquisition Corp. III
Entity Incorporation State Country Code	E9
Entity File Number	001-40013
Entity Tax Identification Number	85-1574120
Entity Address, Address Line One	57 Ocean Suite 403
Entity Address, Address Line Two	5775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(786)
Local Phone Number	584-8352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class Ordinary Share And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fifth of one warrant
Trading Symbol	RMGCU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RMGC
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Class Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	RMGCW
Security Exchange Name	NASDAQ